SCHEDULE OF RELATED PARTY TRANSACTIONS (Details) - HKD ($)	Mar. 31, 2025	Mar. 31, 2024
IfrsStatementLineItems [Line Items]
Amount due from/(to) a shareholder		$ 2,950,434
Seto wai yue [member]
IfrsStatementLineItems [Line Items]
Amount due from/(to) a shareholder	$ (1,839,193)	$ 2,950,434